Fair Value Measurement - Summary of Quantitative Information to Valuation Methodology (Details) - $ / shares		3 Months Ended	12 Months Ended
	Mar. 02, 2017	Mar. 31, 2017	Dec. 31, 2016
Convertible Notes at Fair Value [Member]
Strike price	$ 0.32
Volatility	267.80%
Risk-free interest rate	0.68%
Dividend yield (per share)	$ 0
Warrant Liabilities [Member]
Dividend yield (per share)	0	$ 0	$ 0.00
Warrant Liabilities [Member] | Minimum [Member]
Strike price	$ 0.025	$ 0.025	$ 0.03
Volatility	186.70%	190.71%	118.00%
Risk-free interest rate	1.25%	1.20%	0.35%
Contractual life (in years)	1 year 9 months 14 days	1 year 8 months 16 days	1 month 6 days
Warrant Liabilities [Member] | Maximum [Member]
Strike price	$ 18.000	$ 18.000	$ 60.0
Volatility	208.30%	223.85%	230.00%
Risk-free interest rate	1.83%	1.51%	2.23%
Contractual life (in years)	3 years 9 months 14 days	3 years 15 days	3 years 11 months 15 days
Derivative Liabilities For Shortfall of Shares [Member]
Strike price			$ 0.0252
Derivative Liabilities For Shortfall of Shares [Member] | Minimum [Member]
Volatility			268.69%
Risk-free interest rate			1.78%
Contractual life (in years)			3 years 9 months
Dividend yield (per share)			$ 0.00
Senior Convertible Notes At Fair Value [Member]
Strike price			0.0252
Dividend yield (per share)			$ 0.00
Senior Convertible Notes At Fair Value [Member] | Minimum [Member]
Volatility			300.42%
Risk-free interest rate			0.51%
Senior Convertible Notes At Fair Value [Member] | Maximum [Member]
Volatility			328.04%
Risk-free interest rate			0.63%